UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 0.2%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(1)

Series 2770, Class SH, 7.01%, (7.10% - 1 mo. USD LIBOR), 3/15/34(2)	$957	$213,182

Series 4791, Class JI, 4.00%, 5/15/48	11,668	1,401,459

		$1,614,641

Federal National Mortgage Association:

Interest Only:(1)

Series 424, Class C8, 3.50%, 2/25/48	$14,305	$1,819,451

Series 2010-109, Class PS, 6.514%, (6.60% - 1 mo. USD LIBOR), 10/25/40(2)	2,077	409,040

Series 2018-21, Class IO, 3.00%, 4/25/48	12,193	1,372,072

Series 2018-58, Class BI, 4.00%, 8/25/48	2,082	267,544

		$3,868,107

Total Collateralized Mortgage Obligations (identified cost $29,600,866)		$5,482,748

U.S. Government Guaranteed Small Business Administration Loans(3)(4) — 1.0%
Security	Principal Amount (000’s omitted)	Value

1.63%, 11/20/42	$1,189	$70,510

1.88%, 10/30/42 to 12/28/42	10,386	673,700

2.13%, 1/25/43	1,645	117,839

2.24%, 11/15/32 to 4/10/43(5)	40,470	3,293,997

2.38%, 11/30/42 to 3/1/43	5,942	524,270

2.63%, 10/27/42 to 3/20/43	8,498	776,165

2.80%, 4/12/27 to 3/10/43(5)	86,820	8,162,769

2.88%, 10/27/42 to 2/13/43	8,566	907,628

3.03%, 2/2/27 to 12/17/43(5)	89,540	8,880,662

3.13%, 10/12/42 to 2/15/43	5,493	665,151

3.38%, 12/18/42	649	85,293

3.63%, 10/27/42 to 3/28/43	23,064	3,161,766

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,901,484)		$27,319,750

Convertible Bonds — 0.4%
Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	$4,760	$4,780,825

Total Bermuda		$4,780,825

Security		Principal Amount (000’s omitted)	Value

India — 0.2%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(6)		$4,605	$4,387,874

Total India			$4,387,874

Total Convertible Bonds (identified cost $9,363,996)			$9,168,699

Foreign Corporate Bonds — 8.2%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.7%

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(6)	USD	1,461	$1,397,571

YPF S.A.:

4.00% to 1/1/23, 2/12/26(7)(8)	USD	18,233	15,725,211

4.00% to 1/1/23, 2/12/26(6)(8)	USD	106	91,243

6.95%, 7/21/27(6)	USD	1,428	1,038,263

8.50%, 7/28/25(6)	USD	760	616,178

Total Argentina			$18,868,466

Armenia — 0.6%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(6)	USD	15,040	$14,982,758

Total Armenia			$14,982,758

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(6)	USD	3,827	$4,001,128

Total Belarus			$4,001,128

Brazil — 1.3%

Braskem America Finance Co., 7.125%, 7/22/41(6)	USD	1,778	$2,158,074

Braskem Netherlands Finance BV, 5.875%, 1/31/50(6)	USD	6,191	6,597,594

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(7)	USD	5,892	5,744,700

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(6)	USD	2,766	2,752,372

Oi Movel S.A., 8.75%, 7/30/26(6)	USD	8,917	9,278,139

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	736	774,640

Vale S.A., 2.762%(9)(10)	BRL	64,850	6,110,366

Total Brazil			$33,415,885

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.4%

Eurohold Bulgaria AD, 6.50%, 12/7/22(6)	EUR	9,718	$10,972,616

Total Bulgaria			$10,972,616

China — 0.1%

Times China Holdings, Ltd., 5.55%, 6/4/24(6)	USD	4,735	$3,865,737

Total China			$3,865,737

Georgia — 0.4%

Georgia Capital JSC:

6.125%, 3/9/24(6)	USD	2,988	$3,082,122

6.125%, 3/9/24(7)	USD	2,580	2,661,270

Silknet JSC, 11.00%, 4/2/24(6)	USD	3,388	3,647,453

Total Georgia			$9,390,845

Honduras — 0.2%

Inversiones Atlantida S.A., 7.50%, 5/19/26(6)	USD	4,625	$4,798,035

Total Honduras			$4,798,035

Iceland — 1.1%

Arion Banki HF, 6.00%, 4/12/24(6)	ISK	1,720,000	$13,982,829

Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	7,322,493

Landsbankinn HF, 5.00%, 11/23/23(6)	ISK	1,020,000	8,115,664

WOW Air HF:

0.00%(9)(11)(12)	EUR	121	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(11)(12)	EUR	5,500	0

Total Iceland			$29,420,986

India — 0.5%

Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(6)	USD	10,939	$10,576,479

JSW Steel, Ltd., 5.05%, 4/5/32(6)	USD	2,277	2,317,023

Total India			$12,893,502

Mexico — 0.5%

Alpha Capital DIP, 1.00%, 2/5/22	USD	270	$256,513

Alpha Holding S.A. de CV:

9.00%, 2/10/25(6)(12)	USD	5,879	835,523

10.00%, 12/19/22(6)(12)	USD	2,864	407,032

Braskem Idesa SAPI, 6.99%, 2/20/32(6)	USD	4,630	4,745,750

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(6)	USD	1,779	1,670,694

Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,400	4,787,424

Total Mexico			$12,702,936

Security		Principal Amount (000’s omitted)	Value

Moldova — 0.3%

Aragvi Finance International DAC, 8.45%, 4/29/26(6)	USD	8,981	$9,287,405

Total Moldova			$9,287,405

Nigeria — 0.2%

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(6)	USD	4,892	$5,046,098

Total Nigeria			$5,046,098

Paraguay — 0.3%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(7)	USD	7,075	$7,221,841

Total Paraguay			$7,221,841

Peru — 0.1%

PetroTal Corp., 12.00%, 2/16/24(6)(7)	USD	1,265	$1,340,900

Total Peru			$1,340,900

Russia — 0.2%

Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(6)(9)(13)	USD	6,161	$6,143,749

Total Russia			$6,143,749

South Africa — 0.3%

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(6)(14)	USD	7,299	$7,545,229

Total South Africa			$7,545,229

Turkey — 0.3%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(6)	USD	6,880	$6,893,299

Total Turkey			$6,893,299

Uzbekistan — 0.6%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(6)	UZS	177,000,000	$16,584,345

Total Uzbekistan			$16,584,345

Total Foreign Corporate Bonds (identified cost $224,587,025)			$215,375,760

22	See Notes to Consolidated Financial Statements.

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October 31, 2021

Consolidated Portfolio of Investments — continued

Loan Participation Notes — 2.1%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 2.1%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(6)(11)(15)	UZS	294,368,000	$27,863,117

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(6)(11)(15)	UZS	290,568,000	27,403,067

Total Uzbekistan			$55,266,184

Total Loan Participation Notes (identified cost $58,226,059)			$55,266,184

Senior Floating-Rate Loans — 0.0%(16)
Borrower/Description		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(16)

Desa, LLC, Term Loan, 0.188%, 6/30/24(11)(26)		$1,204	$977,300

Total Argentina			$977,300

Total Senior Floating-Rate Loans (identified cost $977,300)			$977,300

Sovereign Government Bonds — 50.0%
Security		Principal Amount (000’s omitted)	Value

Argentina — 1.1%

Republic of Argentina, 2.50% to 7/9/22, 7/9/41(8)	USD	80,794	$27,966,684

Total Argentina			$27,966,684

Bahrain — 1.1%

Kingdom of Bahrain:

5.45%, 9/16/32(6)	USD	18,625	$18,268,331

6.00%, 9/19/44(6)	USD	7,172	6,660,888

7.50%, 9/20/47(6)	USD	4,847	5,030,449

Total Bahrain			$29,959,668

Barbados — 1.7%

Government of Barbados, 6.50%, 10/1/29(6)	USD	43,780	$44,108,048

Total Barbados			$44,108,048

Security		Principal Amount (000’s omitted)	Value

Belarus — 0.5%

Republic of Belarus, 5.875%, 2/24/26(6)	USD	14,016	$12,949,803

Total Belarus			$12,949,803

Benin — 1.1%

Benin Government International Bond, 6.875%, 1/19/52(6)	EUR	23,680	$27,545,521

Total Benin			$27,545,521

Croatia — 1.3%

Croatia Government International Bond:

1.125%, 3/4/33(6)	EUR	19,199	$21,980,601

1.75%, 3/4/41(6)	EUR	10,868	12,800,792

Total Croatia			$34,781,393

Ecuador — 1.0%

Republic of Ecuador:

0.50% to 7/31/22, 7/31/40(6)(8)	USD	5,728	$2,878,136

1.00% to 7/31/22, 7/31/35(6)(8)	USD	11,300	7,500,488

5.00% to 7/31/22, 7/31/30(6)(8)	USD	20,447	17,022,156

Total Ecuador			$27,400,780

Egypt — 8.2%

Arab Republic of Egypt:

5.875%, 2/16/31(6)	USD	5,643	$5,111,159

6.375%, 4/11/31(6)	EUR	33,607	36,754,524

6.588%, 2/21/28(6)	USD	14,053	13,827,309

7.60%, 3/1/29(6)	USD	8,373	8,439,817

8.70%, 3/1/49(6)	USD	14,552	13,613,105

Egypt Government Bond:

14.06%, 1/12/26	EGP	633,513	40,176,008

14.483%, 4/6/26	EGP	805,398	51,829,069

14.556%, 10/13/27	EGP	279,103	18,000,413

14.664%, 10/6/30	EGP	443,431	28,160,635

Total Egypt			$215,912,039

Iceland — 2.1%

Republic of Iceland:

5.00%, 11/15/28	ISK	2,319,313	$19,033,273

6.50%, 1/24/31	ISK	3,752,922	34,310,075

8.00%, 6/12/25	ISK	323,582	2,870,357

Total Iceland			$56,213,705

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

India — 0.3%

Export-Import Bank of India:

2.25%, 1/13/31(6)	USD	3,486	$3,261,054

3.25%, 1/15/30(6)	USD	4,572	4,651,166

Total India			$7,912,220

Indonesia — 4.7%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	438,300,000	$31,710,428

7.50%, 4/15/40	IDR	1,234,018,000	91,631,335

Total Indonesia			$123,341,763

Ivory Coast — 1.8%

Ivory Coast Government International Bond:

4.875%, 1/30/32(6)	EUR	7,119	$8,070,683

5.25%, 3/22/30(6)	EUR	19,942	23,771,579

6.625%, 3/22/48(6)	EUR	12,058	13,938,419

6.875%, 10/17/40(6)	EUR	1,643	1,998,794

Total Ivory Coast			$47,779,475

Lebanon — 0.6%

Lebanese Republic:

6.25%, 11/4/24(6)(12)	USD	11,108	$1,729,793

6.25%, 6/12/25(6)(12)	USD	7,800	1,203,306

6.40%, 5/26/23(12)	USD	11,020	1,710,139

6.65%, 4/22/24(6)(12)	USD	16,582	2,582,232

6.65%, 11/3/28(6)(12)	USD	2,923	448,505

6.85%, 5/25/29(12)	USD	9,378	1,417,297

7.00%, 12/3/24(12)	USD	4,878	759,505

7.00%, 3/20/28(6)(12)	USD	15,142	2,347,010

7.15%, 11/20/31(6)(12)	USD	12,224	1,881,763

8.20%, 5/17/33(12)	USD	4,223	650,257

8.25%, 5/17/34(12)	USD	3,507	543,585

Total Lebanon			$15,273,392

New Zealand — 1.1%

New Zealand Government Bond, 2.50%, 9/20/40(6)(17)	NZD	32,768	$30,135,362

Total New Zealand			$30,135,362

Pakistan — 0.1%

Islamic Republic of Pakistan, 8.875%, 4/8/51(6)	USD	3,558	$3,588,428

Total Pakistan			$3,588,428

Security		Principal Amount (000’s omitted)	Value

Romania — 2.5%

Romania Government International Bond:

2.625%, 12/2/40(6)	EUR	1,710	$1,812,946

2.75%, 4/14/41(6)	EUR	4,109	4,380,249

3.375%, 1/28/50(6)	EUR	11,763	13,266,574

4.625%, 4/3/49(6)	EUR	34,377	46,064,597

Total Romania			$65,524,366

Serbia — 3.8%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	4,395,300	$44,954,001

5.875%, 2/8/28	RSD	4,868,870	54,295,473

Total Serbia			$99,249,474

Suriname — 2.3%

Republic of Suriname:

9.25%, 10/26/26(6)(12)	USD	79,171	$57,398,975

9.25%, 10/26/26(7)(12)	USD	200	145,000

12.875%, 12/30/23(6)(12)	USD	2,634	1,789,803

Total Suriname			$59,333,778

Thailand — 1.9%

Thailand Government Bond, 1.25%, 3/12/28(6)(17)	THB	1,661,859	$49,476,899

Total Thailand			$49,476,899

Ukraine — 10.5%

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(6)(18)	USD	23,827	$25,167,983

9.79%, 5/26/27	UAH	255,062	8,553,677

12.52%, 5/13/26	UAH	1,605,408	60,233,003

15.84%, 2/26/25	UAH	4,416,509	182,081,615

Total Ukraine			$276,036,278

Uruguay — 1.4%

Uruguay Government International Bond:

8.25%, 5/21/31	UYU	1,469,748	$33,122,955

9.875%, 6/20/22(6)	UYU	160,704	3,700,101

Total Uruguay			$36,823,056

Uzbekistan — 0.0%(16)

Republic of Uzbekistan, 14.50%, 11/25/23(6)	UZS	6,120,000	$586,931

Total Uzbekistan			$586,931

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Zambia — 0.9%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	454,760	$19,219,341

11.00%, 9/20/26	ZMW	18,560	745,843

12.00%, 3/22/28	ZMW	36,400	1,375,096

12.00%, 5/31/28	ZMW	11,710	436,572

13.00%, 6/28/31	ZMW	28,040	953,334

15.00%, 2/16/27	ZMW	20,160	922,711

Total Zambia			$23,652,897

Total Sovereign Government Bonds (identified cost $1,305,933,780)			$1,315,551,960

Sovereign Loans — 6.9%
Borrower		Principal Amount (000’s omitted)	Value

Ivory Coast — 0.2%

Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(19)	EUR	5,655	$6,599,596

Total Ivory Coast			$6,599,596

Kenya — 1.0%

Government of Kenya:

Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(19)	USD	23,868	$24,169,047

Term Loan, 6.87%, (6 mo. USD LIBOR + 6.70%), 10/24/24(19)	USD	2,983	3,007,178

Total Kenya			$27,176,225

Tanzania — 5.7%

Government of the United Republic of Tanzania:

Term Loan, 5.364%, (6 mo. USD LIBOR + 5.20%), 6/23/22(19)	USD	14,514	$14,668,529

Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), 6/23/22(19)	USD	41,914	42,470,111

Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(19)	USD	92,880	91,845,967

Total Tanzania			$148,984,607

Total Sovereign Loans (identified cost $182,644,336)			$182,760,428

Common Stocks — 4.7%
Security	Shares	Value

Brazil — 0.7%

Pagseguro Digital, Ltd., Class A(20)	90,400	$3,272,480

Petroleo Brasileiro S.A. ADR	821,100	8,063,202

StoneCo, Ltd., Class A(20)	125,000	4,232,500

XP, Inc., Class A(20)	110,300	3,618,943

Total Brazil		$19,187,125

Bulgaria — 0.5%

Eurohold Bulgaria AD(20)	11,361,600	$14,370,366

Total Bulgaria		$14,370,366

Cyprus — 0.4%

Bank of Cyprus Holdings PLC(20)	8,424,416	$9,904,401

Total Cyprus		$9,904,401

Egypt — 0.2%

Taaleem Management Services Co. SAE(20)	17,865,400	$5,109,076

Total Egypt		$5,109,076

Greece — 0.7%

Alpha Services and Holdings S.A.(20)	989,900	$1,261,985

Eurobank Ergasias Services and Holdings S.A.(20)	1,672,700	1,756,866

Hellenic Telecommunications Organization S.A.	172,300	3,058,982

JUMBO S.A.	110,300	1,641,742

Motor Oil (Hellas) Corinth Refineries S.A.(20)	59,100	1,003,165

Mytilineos S.A.	77,500	1,416,276

National Bank of Greece S.A.(20)	348,300	1,099,838

OPAP S.A.	161,100	2,515,948

Piraeus Financial Holdings S.A.(20)	1,446,800	2,472,519

Public Power Corp. S.A.(20)	76,400	831,076

Titan Cement International S.A.(20)	6,605	114,851

Total Greece		$17,173,248

Iceland — 1.2%

Arion Banki HF(7)	6,077,250	$9,201,152

Eik Fasteignafelag HF(20)	18,588,405	1,790,576

Eimskipafelag Islands HF	1,546,259	5,304,659

Hagar HF	5,986,965	2,949,338

Islandsbanki HF(20)	3,417,619	3,330,535

Reginn HF(20)	8,414,968	2,022,287

Reitir Fasteignafelag HF	5,436,483	3,458,073

Siminn HF	26,075,530	2,471,943

Total Iceland		$30,528,563

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United Kingdom — 0.0%(16)

Tesnik Cuatro, Ltd.(11)	584,285	$390,302

Total United Kingdom		$390,302

Vietnam — 1.0%

Bank for Foreign Trade of Vietnam JSC	402,510	$1,730,729

Binh Minh Plastics JSC	62,700	165,533

Coteccons Construction JSC	205,470	649,351

Ho Chi Minh City Infrastructure Investment JSC(20)	1,200,300	1,185,835

Hoa Phat Group JSC	1,703,870	4,275,372

KIDO Group Corp.	47,900	121,745

Masan Group Corp.	192,500	1,276,795

Mobile World Investment Corp.	558,000	3,448,286

Refrigeration Electrical Engineering Corp.(20)	602,660	1,983,480

SSI Securities Corp.	388,188	691,842

Viet Capital Securities JSC	564,678	1,591,024

Vietnam Dairy Products JSC	488,096	1,946,243

Vietnam Prosperity JSC Bank(20)	1,227,914	2,048,726

Vietnam Technological & Commercial Joint Stock Bank(20)	921,400	2,235,999

Vingroup JSC(20)	634,652	2,672,155

Total Vietnam		$26,023,115

Total Common Stocks (identified cost $115,709,316)		$122,686,196

Reinsurance Side Cars — 0.8%
Security	Principal Amount/ Shares	Value

Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(7)(11)(21)	$7,100,000	$7,169,580

Mt. Logan Re Ltd., Series A-1(11)(20)(21)(22)	8,600	7,849,035

Sussex Capital, Ltd., Series 14, Preference Shares(11)(20)(21)(22)	7,500	7,127,735

Total Reinsurance Side Cars (identified cost $23,200,000)		$22,146,350

Warrants — 0.0%(16)
Security	Shares	Value

IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(20)	383,780	$88,500

Total Warrants (identified cost $0)		$88,500

Short-Term Investments — 17.5%
Affiliated Fund — 9.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(23)	244,492,544	$244,492,544

Total Affiliated Fund (identified cost $244,492,544)		$244,492,544

Repurchase Agreements — 5.6%
Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 9/29/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $3,918,000 Country Garden Holdings Co., Ltd., 3.125%, due 10/22/25 and a market value, including accrued interest, of $3,656,635(24)	$3,766	$3,765,911

Dated 9/29/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $5,887,000 Country Garden Holdings Co., Ltd., 2.70%, due 7/12/26 and a market value, including accrued interest, of $5,389,457(24)	5,523	5,523,272

Dated 9/29/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $6,015,000 Country Garden Holdings Co., Ltd., 7.25%, due 4/8/26 and a market value, including accrued interest, of $6,281,493(24)	6,610	6,610,426

Dated 10/4/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $7,358,000 Chile Government International Bond, 3.86%, due 6/21/47 and a market value, including accrued interest, of $8,108,876(24)	8,002	8,001,825

Dated 10/7/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by $1,423,000 Peruvian Government International Bond, 3.55%, due 3/10/51 and a market value, including accrued interest, of $1,446,621(24)	1,437	1,437,230

Dated 10/25/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $580,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $661,242(24)	648	648,368

Dated 10/25/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $1,890,000 Chile Government International Bond, 3.50%, due 1/25/50 and a market value, including accrued interest, of $1,944,986(24)	1,899	1,898,665

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Description	Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)

Dated 10/25/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $1,068,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $1,485,726(24)	$1,501	$1,500,704

JPMorgan Chase Bank, N.A.:

Dated 10/7/21 with an interest rate of 0.10% payable by the Portfolio, collateralized by $4,906,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $6,354,692(24)	6,584	6,583,987

Dated 10/25/21 with a maturity date of 11/1/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $30,456,588, collateralized by GBP 10,018,170 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $29,733,431	30,458	30,458,111

Nomura International PLC:

Dated 7/27/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $14,656,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $18,983,768(24)	20,306	20,305,522

Dated 9/28/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $6,696,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $7,633,926(24)	8,255	8,254,963

Dated 9/28/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $6,561,000 Chile Government International Bond, 3.86%, due 6/21/47 and a market value, including accrued interest, of $7,230,543(24)	7,787	7,787,382

Dated 9/28/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $13,240,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $18,418,545(24)	19,976	19,975,983

Dated 9/29/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $7,894,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $8,999,732(24)	9,766	9,765,983

Description		Principal Amount (000’s omitted)	Value

Nomura International PLC: (continued)

Dated 10/4/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $9,998,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $13,908,505(24)		$14,847	$14,847,030

Total Repurchase Agreements (identified cost $147,365,362)			$147,365,362

Sovereign Government Securities — 0.5%
Security		Principal Amount (000’s omitted)	Value

Uruguay — 0.5%

Uruguay Monetary Regulation Bill:

0.00%, 12/3/21	UYU	438,905	$9,878,703

0.00%, 2/25/22	UYU	110,198	2,440,708

Total Uruguay			$12,319,411

Total Sovereign Government Securities (identified cost $12,813,371)			$12,319,411

U.S. Treasury Obligations — 2.1%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 11/4/21(25)		$13,130	$13,129,967

0.00%, 12/9/21(25)		11,870	11,869,238

0.00%, 1/6/22(25)		30,000	29,996,553

Total U.S. Treasury Obligations (identified cost $54,997,407)			$54,995,758

Total Short-Term Investments (identified cost $459,668,684)			$459,173,075

Total Purchased Options and Swaptions — 0.0%(16) (identified cost $8,837,561)			$951,760

Total Investments — 91.8% (identified cost $2,449,650,407)			$2,416,948,710

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Securities Sold Short — (5.3)%

Foreign Corporate Bonds — (1.2)%
Security		Principal Amount (000’s omitted)	Value

Chile — (0.6)%

Corp. Nacional del Cobre de Chile, 4.375%, 2/5/49(6)	USD	(15,170)	$(17,136,352)

Total Chile			$(17,136,352)

China — (0.6)%

Country Garden Holdings Co., Ltd.:

2.70%, 7/12/26(6)	USD	(5,887)	$(5,341,331)

3.125%, 10/22/25(6)	USD	(3,918)	(3,653,574)

7.25%, 4/8/26(6)	USD	(6,015)	(6,253,632)

Total China			$(15,248,537)

Total Foreign Corporate Bonds (proceeds $32,655,378)			$(32,384,889)

Sovereign Government Bonds — (4.1)%
Security		Principal Amount (000’s omitted)	Value

Chile — (0.7)%

Chile Government International Bond:

3.50%, 1/25/50	USD	(1,890)	$(1,927,347)

3.86%, 6/21/47	USD	(13,919)	(15,145,403)

Total Chile			$(17,072,750)

Peru — (1.3)%

Peruvian Government International Bond:

3.55%, 3/10/51	USD	(1,423)	$(1,439,464)

5.625%, 11/18/50	USD	(24,306)	(33,193,732)

Total Peru			$(34,633,196)

Qatar — (1.0)%

Qatar Government International Bond, 4.817%, 3/14/49(6)	USD	(19,562)	$(25,215,438)

Total Qatar			$(25,215,438)

Security		Principal Amount (000’s omitted)	Value

United Kingdom — (1.1)%

United Kingdom Gilt Bond, 0.25%, 3/22/52(6)(17)	GBP	(10,018)	$(29,729,717)

Total United Kingdom			$(29,729,717)

Total Sovereign Government Bonds (proceeds $103,688,097)			$(106,651,101)

Total Securities Sold Short (proceeds $136,343,475)			$(139,035,990)

Other Assets, Less Liabilities — 13.5%			$354,242,676

Net Assets — 100.0%			$2,632,155,396

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2021.

(3)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(4)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(5)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2021 of all interest only securities comprising the certificate.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $694,839,595 or 26.4% of the Portfolio’s net assets.

(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $49,209,654 or 1.9% of the Portfolio’s net assets.

(8)	Step coupon security. Interest rate represents the rate in effect at October 31, 2021.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at October 31, 2021.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(13)	Security converts to variable rate after the indicated fixed-rate coupon period.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(16)	Amount is less than 0.05%.

(17)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(18)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(19)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(20)	Non-income producing security.

(21)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(22)	Restricted security (see Note 5).

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

(24)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(26)	Fixed-rate loan.

Purchased Interest Rate Swaptions — 0.0%(16)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	319,670,000	12/15/21	$134

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	392,480,000	1/7/22	853

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	196,240,000	1/10/22	504

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	772,660,000	1/12/22	2,201

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	215,774,000	1/17/22	912

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	348,448,000	1/27/22	2,281

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	921,190,000	2/10/22	15,543

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	243,850,000	2/16/22	14,265

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	243,850,000	2/21/22	38,470

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	186,950,000	2/23/22	29,574

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	243,850,000	2/23/22	47,592

Total					$152,329

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Purchased Call Options — 0.0%(16)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	1,221,400,000	1.06%	12/19/22	$552,916

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	596,500,000	1.09	1/4/23	246,515

Total						$799,431

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

IDR	522,864,600,000	USD	36,560,890	11/2/21	$345,028

IDR	708,577,865,950	USD	49,952,617	11/2/21	61,703

IDR	75,951,400,000	USD	5,305,499	11/2/21	55,461

IDR	44,817,000,000	USD	3,131,472	11/2/21	31,895

IDR	708,577,865,950	USD	50,001,966	11/2/21	12,353

IDR	643,633,000,000	USD	45,419,025	11/2/21	11,221

USD	3,162,586	IDR	44,817,000,000	11/2/21	(781)

USD	5,359,636	IDR	75,951,400,000	11/2/21	(1,324)

USD	36,896,803	IDR	522,864,600,000	11/2/21	(9,115)

USD	50,001,966	IDR	708,577,865,950	11/2/21	(12,353)

USD	45,374,198	IDR	643,633,000,000	11/2/21	(56,047)

USD	49,546,742	IDR	708,577,865,950	11/2/21	(467,577)

BRL	2,900,000	USD	513,911	11/3/21	(73)

BRL	3,000,000	USD	531,632	11/3/21	(75)

BRL	3,000,000	USD	531,632	11/3/21	(75)

BRL	4,701,946	USD	833,235	11/3/21	(118)

BRL	6,500,000	USD	1,151,870	11/3/21	(163)

BRL	7,790,714	USD	1,380,598	11/3/21	(196)

BRL	28,300,000	USD	5,015,063	11/3/21	(711)

BRL	80,300,000	USD	14,230,019	11/3/21	(2,017)

BRL	3,940,000	USD	706,207	11/3/21	(8,096)

BRL	4,100,000	USD	749,411	11/3/21	(22,951)

BRL	7,100,000	USD	1,301,744	11/3/21	(43,727)

BRL	7,701,972	USD	1,408,577	11/3/21	(43,899)

BRL	7,875,252	USD	1,446,739	11/3/21	(51,358)

BRL	9,400,000	USD	1,723,680	11/3/21	(58,135)

BRL	11,800,000	USD	2,169,772	11/3/21	(78,982)

BRL	8,215,436	USD	1,547,248	11/3/21	(91,591)

BRL	76,360,000	USD	13,696,861	11/3/21	(166,970)

USD	14,685,684	BRL	80,300,000	11/3/21	457,682

USD	5,078,602	BRL	28,300,000	11/3/21	64,250

USD	1,166,380	BRL	6,500,000	11/3/21	14,673

USD	1,387,672	BRL	7,790,714	11/3/21	7,270

USD	538,798	BRL	3,000,000	11/3/21	7,241

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	538,143	BRL	3,000,000	11/3/21	$6,586

USD	518,863	BRL	2,900,000	11/3/21	5,025

USD	835,802	BRL	4,701,946	11/3/21	2,684

USD	13,531,809	BRL	76,360,000	11/3/21	1,918

USD	2,091,086	BRL	11,800,000	11/3/21	296

USD	1,665,781	BRL	9,400,000	11/3/21	236

USD	1,455,863	BRL	8,215,436	11/3/21	206

USD	1,395,579	BRL	7,875,252	11/3/21	198

USD	1,364,872	BRL	7,701,972	11/3/21	193

USD	1,258,196	BRL	7,100,000	11/3/21	178

USD	726,564	BRL	4,100,000	11/3/21	103

USD	698,210	BRL	3,940,000	11/3/21	99

PHP	1,003,020	USD	19,913	11/4/21	(20)

USD	14,693,854	NZD	21,140,836	11/4/21	(455,303)

USD	33,718,803	NZD	48,513,053	11/4/21	(1,044,810)

USD	19,861	PHP	1,000,400	11/4/21	20

RUB	543,800,184	USD	7,330,256	11/8/21	330,010

RUB	490,298,943	USD	6,619,131	11/8/21	287,488

RUB	490,298,944	USD	6,620,996	11/8/21	285,623

USD	16,510,735	RUB	1,180,000,000	11/8/21	(111,390)

RUB	1,042,950,000	USD	14,056,214	11/9/21	632,170

RUB	521,480,000	USD	7,032,724	11/9/21	311,538

RUB	391,105,399	USD	5,267,874	11/9/21	240,258

RUB	369,241,716	USD	4,973,543	11/9/21	226,672

USD	3,701,117	RUB	265,000,000	11/9/21	(31,009)

AUD	128,375,671	USD	93,801,535	11/12/21	2,773,349

USD	61,815,528	AUD	84,600,000	11/12/21	(1,827,646)

RUB	440,930,587	USD	5,853,964	11/16/21	346,485

RUB	384,869,413	USD	5,111,319	11/16/21	300,787

USD	606,593	RUB	44,600,000	11/16/21	(20,581)

AUD	76,800,000	USD	55,813,632	11/22/21	1,963,836

NZD	34,279,831	USD	24,234,126	11/22/21	324,261

NZD	23,478	USD	16,598	11/22/21	222

USD	25,435,900	AUD	35,000,000	11/22/21	(894,977)

USD	6,917,069	NZD	9,784,382	11/22/21	(92,553)

USD	23,060,301	NZD	32,619,423	11/22/21	(308,555)

GBP	14,435,765	USD	19,861,517	11/23/21	(105,158)

GBP	32,870,125	USD	45,224,519	11/23/21	(239,445)

USD	16,126,397	GBP	11,661,681	11/23/21	166,568

USD	10,892,945	GBP	7,901,047	11/23/21	79,807

USD	2,747,147	GBP	1,995,558	11/23/21	16,086

USD	1,605,092	GBP	1,168,964	11/23/21	5,282

USD	655,414	GBP	476,145	11/23/21	3,777

USD	2,378,393	GBP	1,736,189	11/23/21	2,297

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	647,035	GBP	471,225	11/23/21	$2,131

USD	935,763	GBP	686,637	11/23/21	(3,948)

USD	9,234,485	PHP	469,758,261	11/26/21	(58,258)

USD	11,621,552	PHP	591,188,347	11/26/21	(73,317)

USD	23,233,969	PHP	1,182,376,696	11/26/21	(155,769)

USD	23,206,608	PHP	1,182,376,696	11/26/21	(183,130)

USD	20,555,350	ZAR	315,719,901	11/26/21	(53,972)

USD	2,609,608	ZAR	40,431,968	11/29/21	(28,684)

BRL	4,701,946	USD	831,104	12/2/21	(2,804)

BRL	2,900,000	USD	515,871	12/2/21	(5,004)

BRL	3,000,000	USD	535,047	12/2/21	(6,564)

BRL	3,000,000	USD	535,719	12/2/21	(7,236)

BRL	7,790,714	USD	1,379,856	12/2/21	(7,436)

BRL	6,500,000	USD	1,159,762	12/2/21	(14,715)

BRL	28,300,000	USD	5,049,784	12/2/21	(64,427)

RUB	476,619,609	USD	6,457,298	12/8/21	213,374

RUB	423,473,664	USD	5,739,837	12/8/21	187,015

RUB	338,778,932	USD	4,581,357	12/8/21	160,124

USD	3,256,384	ZAR	47,186,638	12/8/21	180,902

USD	3,198,878	ZAR	46,361,026	12/8/21	177,207

USD	1,658,163	ZAR	24,039,050	12/8/21	91,370

ZAR	6,070,000	USD	397,056	12/8/21	(1,432)

CLP	522,545,000	USD	676,469	12/9/21	(36,815)

PEN	29,675,168	USD	7,233,435	12/9/21	193,179

COP	26,368,930,000	USD	6,874,786	12/10/21	109,210

PEN	27,592,829	USD	6,715,218	12/10/21	189,978

USD	433,124	COP	1,667,000,000	12/10/21	(8,392)

USD	288,103	ZAR	4,308,000	12/13/21	7,503

ZAR	163,000,000	USD	11,386,896	12/13/21	(769,976)

CLP	7,904,655,000	USD	10,028,068	12/15/21	(358,025)

EUR	2,695,000	USD	3,118,748	12/15/21	(100)

EUR	5,573,036	USD	6,449,312	12/15/21	(206)

EUR	5,633,986	USD	6,519,846	12/15/21	(209)

EUR	7,826,434	USD	9,057,023	12/15/21	(290)

EUR	11,582,292	USD	13,403,434	12/15/21	(429)

EUR	14,256,010	USD	16,497,554	12/15/21	(528)

EUR	55,447,794	USD	64,166,128	12/15/21	(2,052)

EUR	726,204	USD	859,632	12/15/21	(19,271)

EUR	5,500,000	USD	6,510,542	12/15/21	(145,953)

EUR	8,040,000	USD	9,517,229	12/15/21	(213,357)

EUR	18,710,016	USD	22,147,700	12/15/21	(496,507)

EUR	29,253,725	USD	34,628,656	12/15/21	(776,305)

EUR	67,142,091	USD	79,478,440	12/15/21	(1,781,746)

RUB	2,615,563,272	USD	35,424,437	12/15/21	1,127,899

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

RUB	936,198,058	USD	12,633,485	12/15/21	$449,826

RUB	728,700,000	USD	9,822,595	12/15/21	360,943

RUB	728,694,739	USD	9,833,950	12/15/21	349,514

RUB	777,400,000	USD	10,514,968	12/15/21	349,149

RUB	728,600,000	USD	9,847,197	12/15/21	334,943

RUB	762,327,713	USD	10,341,990	12/15/21	311,493

RUB	544,909,015	USD	7,382,881	12/15/21	232,189

RUB	472,200,000	USD	6,392,683	12/15/21	206,283

USD	215,535,399	EUR	182,080,795	12/15/21	4,831,869

USD	209,780,536	EUR	177,219,180	12/15/21	4,702,856

USD	90,235,792	EUR	76,229,728	12/15/21	2,022,904

USD	86,775,597	EUR	73,306,611	12/15/21	1,945,334

USD	83,098,193	EUR	70,200,000	12/15/21	1,862,894

USD	75,048,795	EUR	63,400,000	12/15/21	1,682,442

USD	59,093,311	EUR	49,921,066	12/15/21	1,324,753

USD	36,761,153	EUR	31,055,223	12/15/21	824,111

USD	29,985,845	EUR	25,331,553	12/15/21	672,222

USD	17,182,651	EUR	14,515,624	12/15/21	385,200

USD	14,660,091	EUR	12,384,606	12/15/21	328,650

USD	10,920,520	EUR	9,225,477	12/15/21	244,816

USD	8,989,244	EUR	7,593,967	12/15/21	201,521

USD	6,984,036	EUR	5,900,000	12/15/21	156,568

USD	6,510,542	EUR	5,500,000	12/15/21	145,953

USD	412,537	EUR	348,505	12/15/21	9,248

USD	36,011,619	EUR	31,118,674	12/15/21	1,152

USD	17,299,306	EUR	14,948,827	12/15/21	553

USD	54,213,070	RUB	3,852,500,000	12/15/21	374,620

USD	2,146,054	RUB	150,400,000	12/15/21	44,224

USD	3,565,005	ZAR	51,293,286	12/15/21	224,914

KRW	23,329,006,606	USD	19,890,531	12/16/21	(50,662)

RUB	326,700,000	USD	4,415,365	12/16/21	149,276

RUB	303,224,688	USD	4,089,678	12/16/21	146,966

RUB	303,400,000	USD	4,109,124	12/16/21	129,969

RUB	141,300,000	USD	1,916,371	12/17/21	57,447

RUB	133,573,813	USD	1,811,721	12/17/21	54,171

COP	16,107,370,000	USD	4,177,602	12/20/21	85,907

USD	9,807,291	ZAR	149,656,315	12/22/21	70,933

RUB	784,940,000	USD	10,604,374	12/23/21	346,461

RUB	591,600,000	USD	7,952,318	12/23/21	301,196

RUB	591,400,000	USD	7,950,314	12/23/21	300,411

RUB	670,500,000	USD	9,073,778	12/23/21	280,485

USD	15,049,695	RUB	1,109,000,000	12/23/21	(422,157)

ZAR	360,709,117	USD	24,053,368	12/23/21	(589,370)

USD	5,195,194	ZAR	79,571,149	1/3/22	26,525

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	40,364,394	ZAR	614,325,896	1/6/22	$476,042

USD	14,116,449	ZAR	213,500,000	1/7/22	255,704

USD	14,032,279	ZAR	213,010,000	1/10/22	208,940

PEN	22,232,003	USD	5,358,400	1/12/22	196,917

PEN	15,200,000	USD	3,656,071	1/12/22	142,094

PEN	15,100,000	USD	3,639,519	1/12/22	133,658

COP	52,983,300,000	USD	13,962,264	1/14/22	38,073

COP	5,266,000,000	USD	1,388,116	1/14/22	3,375

RUB	544,360,574	USD	7,365,760	1/14/22	193,612

USD	5,070,200	COP	19,078,907,592	1/14/22	28,778

USD	5,165,759	COP	19,585,200,000	1/14/22	(9,445)

USD	5,163,374	COP	19,585,192,408	1/14/22	(11,829)

IDR	643,633,000,000	USD	45,047,102	1/18/22	(169,610)

USD	49,592,516	IDR	708,577,865,950	1/18/22	186,724

AUD	32,800,000	USD	24,652,480	1/21/22	27,213

USD	27,006,584	NZD	37,700,000	1/21/22	28,188

KRW	28,851,993,394	USD	24,570,670	1/24/22	(50,161)

KRW	27,529,000,000	USD	23,384,357	1/26/22	10,892

NZD	7,482,125	USD	5,341,265	1/27/22	12,271

USD	10,682,768	NZD	14,964,584	1/27/22	(24,543)

USD	32,821,096	NZD	45,976,292	1/27/22	(75,404)

					$27,568,480

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MYR	110,675,580	USD	26,423,679	Barclays Bank PLC	11/3/21	$296,644	$—

USD	26,699,052	MYR	110,675,580	Barclays Bank PLC	11/3/21	—	(21,272)

EUR	2,009,263	PLN	9,080,000	Deutsche Bank AG	11/4/21	46,947	—

EUR	7,056,571	PLN	32,275,000	UBS AG	11/4/21	68,164	—

PLN	62,751,122	EUR	13,749,599	Bank of America, N.A.	11/4/21	—	(166,935)

PLN	8,300,000	EUR	1,811,495	HSBC Bank USA, N.A.	11/4/21	—	(13,820)

PLN	40,160,718	EUR	8,804,635	Standard Chartered Bank	11/4/21	—	(112,493)

PLN	52,341,464	EUR	11,473,074	Standard Chartered Bank	11/4/21	—	(144,292)

PLN	75,301,348	EUR	16,497,866	Standard Chartered Bank	11/4/21	—	(198,410)

PLN	75,301,348	EUR	16,511,971	Standard Chartered Bank	11/4/21	—	(214,716)

USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	—	(1,008,790)

EUR	1,713,899	USD	1,976,600	Bank of America, N.A.	11/5/21	4,782	—

EUR	1,333,292	USD	1,546,224	Citibank, N.A.	11/5/21	—	(4,849)

EUR	8,268,827	USD	9,540,236	Standard Chartered Bank	11/5/21	19,084	—

EUR	7,309,981	USD	8,433,958	Standard Chartered Bank	11/5/21	16,871	—

EUR	524,821	USD	607,029	Standard Chartered Bank	11/5/21	—	(301)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,967,390	USD	3,431,682	Standard Chartered Bank	11/5/21	$—	$(1,181)

EUR	582,607	USD	677,879	Standard Chartered Bank	11/5/21	—	(4,346)

EUR	1,150,000	USD	1,335,737	Standard Chartered Bank	11/5/21	—	(6,260)

EUR	959,864	USD	1,117,165	Standard Chartered Bank	11/5/21	—	(7,498)

EUR	3,120,822	USD	3,618,913	Standard Chartered Bank	11/5/21	—	(11,033)

EUR	3,367,496	USD	3,905,506	Standard Chartered Bank	11/5/21	—	(12,455)

EUR	1,914,390	USD	2,231,393	Standard Chartered Bank	11/5/21	—	(18,229)

EUR	2,664,034	USD	3,100,883	Standard Chartered Bank	11/5/21	—	(21,081)

EUR	8,252,700	USD	9,565,697	Standard Chartered Bank	11/5/21	—	(25,021)

EUR	2,331,067	USD	2,724,040	Standard Chartered Bank	11/5/21	—	(29,169)

EUR	6,300,000	USD	7,317,516	Standard Chartered Bank	11/5/21	—	(34,293)

EGP	244,463,000	USD	14,915,375	Goldman Sachs International	11/8/21	621,948	—

MYR	52,560,420	USD	12,389,021	Barclays Bank PLC	11/8/21	285,303	—

THB	794,395,377	USD	23,961,854	Standard Chartered Bank	11/8/21	—	(22,962)

USD	23,959,325	THB	794,395,377	Standard Chartered Bank	11/8/21	20,433	—

CNH	122,692,899	USD	19,030,646	HSBC Bank USA, N.A.	11/10/21	106,486	—

THB	397,144,621	USD	11,985,292	Standard Chartered Bank	11/10/21	—	(17,669)

USD	18,856,223	CNH	122,692,899	Bank of America, N.A.	11/10/21	—	(280,909)

USD	12,115,455	THB	397,144,621	Standard Chartered Bank	11/10/21	147,833	—

EUR	2,082,840	HUF	732,000,000	Bank of America, N.A.	11/12/21	57,405	—

EUR	565,524	HUF	200,000,000	Goldman Sachs International	11/12/21	11,570	—

EUR	4,627,997	USD	5,353,962	Bank of America, N.A.	11/12/21	—	(2,960)

HUF	1,681,548,583	EUR	4,760,024	Citibank, N.A.	11/12/21	—	(103,346)

HUF	2,906,884,627	EUR	8,225,247	Citibank, N.A.	11/12/21	—	(174,743)

HUF	2,017,858,299	EUR	5,711,504	Goldman Sachs International	11/12/21	—	(123,408)

HUF	2,690,477,733	EUR	7,613,015	Goldman Sachs International	11/12/21	—	(161,858)

HUF	2,690,478	EUR	7,588	Standard Chartered Bank	11/12/21	—	(132)

HUF	2,354,168,016	EUR	6,640,989	Standard Chartered Bank	11/12/21	—	(118,039)

HUF	2,858,632,589	EUR	8,061,495	Standard Chartered Bank	11/12/21	—	(140,370)

HUF	2,757,739,675	EUR	7,783,409	Standard Chartered Bank	11/12/21	—	(142,859)

UZS	9,352,774,000	USD	844,342	ICBC Standard Bank plc	11/12/21	30,434	—

USD	13,182,533	ZAR	196,011,361	Bank of America, N.A.	11/16/21	371,357	—

USD	7,908,733	ZAR	117,606,815	Bank of America, N.A.	11/16/21	222,028	—

USD	8,597,419	ZAR	128,189,759	Bank of America, N.A.	11/16/21	219,019	—

ZAR	154,000,000	USD	10,188,390	Bank of America, N.A.	11/16/21	—	(123,049)

CZK	162,170,000	EUR	6,372,127	Standard Chartered Bank	11/18/21	—	(70,113)

CZK	339,280,000	EUR	13,332,914	Standard Chartered Bank	11/18/21	—	(148,563)

CZK	339,280,000	EUR	13,333,071	Standard Chartered Bank	11/18/21	—	(148,745)

CZK	339,270,000	EUR	13,332,809	Standard Chartered Bank	11/18/21	—	(148,892)

THB	137,608,735	USD	4,151,565	Standard Chartered Bank	11/18/21	—	(5,162)

THB	475,855,584	USD	14,373,377	Standard Chartered Bank	11/18/21	—	(34,977)

USD	53,766,318	THB	1,783,711,881	Standard Chartered Bank	11/18/21	19,814	—

EGP	314,980,000	USD	19,182,704	Bank of America, N.A.	11/22/21	765,701	—

USD	15,838,342	ZAR	239,257,737	Standard Chartered Bank	11/23/21	214,370	—

USD	4,749,884	ZAR	71,777,321	Standard Chartered Bank	11/23/21	62,693	—

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

ZAR	201,400,000	USD	13,668,246	Standard Chartered Bank	11/23/21	$—	$(516,454)

HUF	2,589,016,253	EUR	7,345,133	Citibank, N.A.	11/24/21	—	(185,164)

HUF	2,589,016,251	EUR	7,350,011	Citibank, N.A.	11/24/21	—	(190,804)

HUF	3,015,646,920	EUR	8,563,972	Citibank, N.A.	11/24/21	—	(225,474)

HUF	2,589,016,252	EUR	7,348,012	Goldman Sachs International	11/24/21	—	(188,493)

HUF	3,020,518,961	EUR	8,560,797	Goldman Sachs International	11/24/21	—	(206,165)

HUF	820,000,000	EUR	2,313,356	Standard Chartered Bank	11/24/21	—	(43,595)

UAH	208,300,000	USD	7,599,416	Goldman Sachs International	11/26/21	249,108	—

EUR	1,098,673	HUF	384,400,000	Citibank, N.A.	11/30/21	37,413	—

HUF	504,770,336	EUR	1,438,794	Citibank, N.A.	11/30/21	—	(44,599)

HUF	504,770,335	EUR	1,439,365	Goldman Sachs International	11/30/21	—	(45,260)

HUF	452,109,329	EUR	1,289,311	Standard Chartered Bank	11/30/21	—	(40,665)

EGP	100,940,000	USD	6,138,036	Citibank, N.A.	12/1/21	240,232	—

EGP	100,717,500	USD	6,116,695	Goldman Sachs International	12/2/21	245,911	—

MYR	116,764,000	USD	27,791,027	Goldman Sachs International	12/6/21	324,552	—

GEL	16,061,500	USD	4,608,355	Goldman Sachs International	12/7/21	437,056	—

PLN	8,253,000	EUR	1,827,502	Citibank, N.A.	12/8/21	—	(47,252)

EUR	944,059	PLN	4,329,565	Bank of America, N.A.	12/10/21	7,958	—

EUR	3,950,650	PLN	18,160,000	Standard Chartered Bank	12/10/21	22,820	—

EUR	2,176,621	PLN	10,000,000	Standard Chartered Bank	12/10/21	13,900	—

EUR	1,388,473	PLN	6,400,000	UBS AG	12/10/21	3,615	—

PLN	13,382,044	EUR	2,957,685	Citibank, N.A.	12/10/21	—	(70,575)

PLN	17,396,658	EUR	3,845,581	Citibank, N.A.	12/10/21	—	(92,430)

PLN	18,734,862	EUR	4,142,224	Citibank, N.A.	12/10/21	—	(100,500)

PLN	23,193,171	EUR	5,109,173	Citibank, N.A.	12/10/21	—	(102,698)

PLN	26,764,088	EUR	5,910,229	Citibank, N.A.	12/10/21	—	(135,202)

PLN	26,764,089	EUR	5,916,027	Citibank, N.A.	12/10/21	—	(141,910)

PLN	15,400,000	EUR	3,336,344	Standard Chartered Bank	12/10/21	—	(3,297)

PLN	26,764,088	EUR	5,913,147	UBS AG	12/10/21	—	(138,578)

USD	3,792,181	ZAR	56,541,000	Standard Chartered Bank	12/15/21	110,372	—

USD	3,181,428	ZAR	47,459,000	Standard Chartered Bank	12/15/21	91,017	—

EGP	71,100,000	USD	4,423,292	Goldman Sachs International	12/21/21	44,830	—

EGP	420,173,306	USD	26,122,058	Citibank, N.A.	12/28/21	232,084	—

EGP	461,119,194	USD	28,676,567	Goldman Sachs International	12/28/21	245,786	—

THB	318,504,418	USD	9,602,550	Standard Chartered Bank	1/10/22	—	(7,596)

USD	23,410,005	THB	794,360,002	Standard Chartered Bank	1/10/22	—	(520,111)

UYU	47,863,645	USD	1,055,335	HSBC Bank USA, N.A.	1/11/22	15,488	—

EGP	395,297,205	USD	24,567,881	Bank of America, N.A.	1/19/22	70,029	—

EGP	361,205,045	USD	22,449,039	HSBC Bank USA, N.A.	1/19/22	63,990	—

USD	93,869,939	CNH	609,000,000	Citibank, N.A.	1/20/22	—	(572,352)

UYU	227,619,000	USD	5,078,514	Citibank, N.A.	1/24/22	1,303	—

HUF	268,829,988	EUR	735,480	Citibank, N.A.	1/25/22	8,609	—

HUF	345,823,113	EUR	950,129	Citibank, N.A.	1/25/22	6,432	—

HUF	101,000,000	EUR	277,810	Citibank, N.A.	1/25/22	1,510	—

HUF	537,700,000	EUR	1,477,523	UBS AG	1/25/22	9,743	—

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	251,000,000	USD	15,603,630	Goldman Sachs International	1/31/22	$—	$(13,827)

MYR	110,675,580	USD	26,614,303	Barclays Bank PLC	1/31/22	—	(26,001)

USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	—	(138,851)

USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	—	(147,499)

KES	643,630,000	USD	5,449,873	Standard Chartered Bank	2/8/22	219,270	—

UYU	117,299,000	USD	2,594,307	HSBC Bank USA, N.A.	2/9/22	15,472	—

USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	—	(128,252)

USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	—	(368,636)

USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	—	(749,112)

KES	705,380,000	USD	6,044,387	ICBC Standard Bank plc	2/23/22	148,611	—

KES	352,994,000	USD	3,022,209	ICBC Standard Bank plc	2/23/22	76,959	—

UGX	68,235,820,000	USD	17,116,380	Standard Chartered Bank	2/28/22	1,504,790	—

KES	639,150,000	USD	5,448,849	Standard Chartered Bank	3/2/22	154,237	—

KES	637,900,000	USD	5,449,808	Standard Chartered Bank	3/4/22	139,919	—

KES	645,640,000	USD	5,531,055	Standard Chartered Bank	3/8/22	121,643	—

BHD	1,240,000	USD	3,278,689	Bank of America, N.A.	3/14/22	5,067	—

SAR	30,700,000	USD	8,178,815	Standard Chartered Bank	3/14/22	296	—

SAR	25,100,000	USD	6,687,324	Standard Chartered Bank	3/14/22	—	(168)

UGX	17,964,400,000	USD	4,519,346	Standard Chartered Bank	3/14/22	365,761	—

UGX	9,038,710,000	USD	2,272,746	Standard Chartered Bank	3/14/22	185,174	—

USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(121,894)

USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(1,125,726)

USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(355,996)

USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(839,436)

BHD	4,000,000	USD	10,582,655	Standard Chartered Bank	3/16/22	9,779	—

UGX	29,524,990,000	USD	7,427,670	ICBC Standard Bank plc	3/16/22	597,098	—

USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	—	(248,988)

USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(261,504)

USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(269,125)

USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	—	(251,455)

USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	—	(372,068)

USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	—	(401,356)

KES	315,200,000	USD	2,696,322	Standard Chartered Bank	4/1/22	49,181	—

UZS	9,098,627,000	USD	796,379	ICBC Standard Bank plc	5/6/22	14,106	—

UGX	34,825,000,000	USD	9,128,440	Standard Chartered Bank	5/10/22	207,266	—

KES	235,200,000	USD	2,078,106	Standard Chartered Bank	5/11/22	—	(46,654)

KES	257,553,000	USD	2,264,202	ICBC Standard Bank plc	5/18/22	—	(42,866)

KES	460,000,000	USD	4,031,551	Standard Chartered Bank	5/20/22	—	(65,775)

KES	467,765,000	USD	4,087,069	Standard Chartered Bank	6/6/22	—	(68,297)

KES	231,620,000	USD	2,026,422	Goldman Sachs International	6/8/22	—	(37,284)

KES	467,340,000	USD	4,086,926	Standard Chartered Bank	6/8/22	—	(73,439)

UGX	35,147,800,000	USD	9,298,360	Standard Chartered Bank	6/13/22	43,400	—

UGX	36,563,109,603	USD	9,683,027	ICBC Standard Bank plc	6/21/22	15,410	—

UGX	17,415,100,000	USD	4,597,439	Standard Chartered Bank	6/23/22	19,635	—

UGX	18,421,960,000	USD	4,841,514	JPMorgan Chase Bank, N.A.	7/5/22	27,856	—

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	35,766,460,000	USD	9,399,858	Standard Chartered Bank	7/5/22	$54,082	$—

UGX	57,448,570,397	USD	15,078,365	Goldman Sachs International	7/6/22	102,888	—

ZMW	36,540,000	USD	1,638,565	JPMorgan Chase Bank, N.A.	8/18/22	261,660	—

ZMW	26,675,000	USD	1,310,811	JPMorgan Chase Bank, N.A.	8/25/22	71,406	—

OMR	7,500,000	USD	18,796,992	BNP Paribas	8/29/22	619,910	—

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(768,161)

USD	12,483,846	OMR	4,830,000	Standard Chartered Bank	10/27/22	—	(9,231)

USD	12,923,236	OMR	5,000,000	Standard Chartered Bank	10/27/22	—	(9,556)

AED	72,500,000	USD	19,732,344	Standard Chartered Bank	12/12/22	—	(2,427)

USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(109,844)

USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	—	(111,932)

USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(694,955)

USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(95,540)

USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	—	(144,312)

USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(52,318)

USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(185,841)

USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	7,345	—

USD	146,927,878	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(252,286)

USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	—	(49,986)

USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(239,279)

USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(8,533)

USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	4,858	—

USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(101,947)

USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(42,023)

						$11,135,723	$(16,676,754)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/5/21	COP	33,396,060	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$8,868,404	$(149,246)

11/11/21	COP	63,301,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,809,919	(321,977)

11/12/21	COP	68,623,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,223,083	(347,204)

11/23/21	COP	69,263,330	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	18,393,044	(391,588)

11/24/21	COP	63,759,700	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	16,931,542	(370,174)

11/24/21	COP	66,792,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,736,803	70,947

11/25/21	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	5,393,646	(35,819)

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Non-deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/25/21	COP	29,239,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$7,764,646	$(22,952)

11/25/21	COP	57,441,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	15,253,649	(132,814)

11/26/21	COP	21,465,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	5,700,316	(77,006)

11/26/21	COP	66,792,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,736,803	72,366

11/29/21	COP	100,529,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	26,695,798	(15,083)

12/2/21	COP	69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	18,393,041	—

12/2/21	COP	67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	17,797,216	—

1/3/22	COP	35,344,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	9,385,684	—

						$(1,720,550)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

FTSE MIB Index	121	Long	12/17/21	$18,717,451	$829,390

TOPIX Index	89	Long	12/9/21	15,592,547	(186,513)

SGX CNX Nifty Index	(522)	Short	11/25/21	(18,577,719)	449,963

Interest Rate Futures

U.S. Ultra-Long Treasury Bond	337	Long	12/21/21	66,188,906	1,525,464

Euro-Bund	(436)	Short	12/8/21	(84,735,160)	2,232,437

Euro-Buxl	(286)	Short	12/8/21	(69,092,124)	290,697

U.S. 5-Year Treasury Note	(621)	Short	12/31/21	(75,606,750)	1,072,036

U.S. 10-Year Treasury Note	(1,600)	Short	12/21/21	(209,125,000)	3,441,434

U.S. Long Treasury Bond	(19)	Short	12/21/21	(3,056,031)	46,422

					$9,701,330

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$(336,250)

EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(336,250)

EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(355,505)

EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	683,592

EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	691,309

EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	697,652

EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,364,314)

USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(2,783,923)

USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(2,783,923)

USD	39,960	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(2,854,495)

USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(2,847,819)

USD	22,375	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(1,580,604)

USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	3,139,621

USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	3,134,173

USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	3,226,103

USD	39,960	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	3,226,630

USD	22,375	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	1,797,787

USD	17,150	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	442,026

USD	17,150	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	442,026

USD	17,250	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	444,603

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	17,150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	$(874,781)

USD	17,150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(874,781)

USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(893,503)

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	151,112

							$(809,514)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	354,128	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$(847,786)	$—	$(847,786)

BRL	463,519	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	544,967	—	544,967

BRL	1,544,575	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(2,856,907)	—	(2,856,907)

BRL	2,244,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	(4,229,371)	—	(4,229,371)

BRL	3,674,499	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	4,132,916	—	4,132,916

CNY	91,623	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	(3,466)	—	(3,466)

CNY	111,257	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	(10,280)	—	(10,280)

CNY	130,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	(4,952)	—	(4,952)

CNY	222,514	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	(16,513)	—	(16,513)

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	229,058	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	$(21,165)	$—	$(21,165)

CNY	307,658	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	(22,832)	—	(22,832)

COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,412,752	—	1,412,752

COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	245,845	—	245,845

COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	1,766,957	—	1,766,957

COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	220,432	—	220,432

COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	216,116	—	216,116

COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(945,294)	—	(945,294)

COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,404,440)	—	(1,404,440)

COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(1,872,547)	—	(1,872,547)

COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(880,368)	—	(880,368)

COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	100,782	—	100,782

COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	115,778	—	115,778

COP	7,859,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	85,488	—	85,488

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	305,689	—	305,689

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	286,092	—	286,092

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	14,924,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	$266,302	$—	$266,302

COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	234,180	—	234,180

COP	15,877,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	202,911	—	202,911

COP	17,793,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	290,513	—	290,513

COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	351,733	—	351,733

COP	25,880,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	409,257	—	409,257

COP	27,035,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	349,956	—	349,956

COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(66,430)	—	(66,430)

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	539,023	—	539,023

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	517,918	—	517,918

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	478,718	—	478,718

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	454,599	—	454,599

COP	31,578,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	528,582	—	528,582

COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	291,243	—	291,243

COP	33,040,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	342,414	—	342,414

COP	33,392,440	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	337,476	—	337,476

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	57,435,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	$548,329	$—	$548,329

COP	66,784,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	729,891	—	729,891

COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	692,120	—	692,120

COP	64,177,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,071,037	—	1,071,037

COP	129,615,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	2,165,901	—	2,165,901

COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	562,512	—	562,512

COP	38,614,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	574,505	—	574,505

COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	164,965	—	164,965

COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	232,627	—	232,627

COP	12,790,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	259,131	—	259,131

EUR	9,682	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	35,960	30,097	66,057

EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	227,637	(16)	227,621

EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	174,541	8	174,549

EUR	8,390	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	115,529	8	115,537

EUR	2,497	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	142,234	(12)	142,222

GBP	65,370	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	2,157,561	(1,171)	2,156,390

GBP	65,387	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	2,156,398	(1,173)	2,155,225

GBP	90,053	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	2,951,839	(1,625)	2,950,214

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

GBP	52,280	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/14/26	$626,942	$(1,578)	$625,364

GBP	54,220	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/14/26	646,241	(1,638)	644,603

KRW	122,458,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(601,021)	—	(601,021)

KRW	192,943,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(965,041)	—	(965,041)

KRW	280,598,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,405,571)	—	(1,405,571)

KRW	72,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(3,108,735)	—	(3,108,735)

MXN	1,955,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.96% (pays monthly)	6/24/25	(1,346,320)	—	(1,346,320)

MXN	1,955,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.91% (pays monthly)	6/25/25	(1,423,345)	—	(1,423,345)

MXN	1,539,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.60% (pays monthly)	7/8/26	(2,726,930)	—	(2,726,930)

NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	(1,065,907)	—	(1,065,907)

PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	104,339	—	104,339

PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	319,526	—	319,526

PLN	71,350	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	707,483	—	707,483

PLN	28,070	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	251,161	—	251,161

PLN	28,720	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	256,977	—	256,977

PLN	60,940	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	121,289	—	121,289

PLN	29,830	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	66,890	—	66,890

PLN	44,420	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	40,962	—	40,962

TWD	653,926	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	3,064	—	3,064

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	6,128	—	6,128

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	(18,013)	—	(18,013)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	$(22,857)	$—	$(22,857)

TWD	1,752,521	Receives	3-month TWD TAIBOR (pays quarterly)	0.89% (pays quarterly)	11/2/26	(56,467)	—	(56,467)

USD	2,481	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(87,447)	—	(87,447)

USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(128,615)	—	(128,615)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(209,946)	—	(209,946)

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(21,199)	—	(21,199)

USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(54,545)	—	(54,545)

USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(118,872)	—	(118,872)

USD	742	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(12,088)	—	(12,088)

USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(13,318)	—	(13,318)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	3,822	—	3,822

USD	20,810	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	(211,971)	—	(211,971)

USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	43,514	—	43,514

USD	3,742	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	80,415	—	80,415

USD	14,000	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	326,106	—	326,106

USD	79,700	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	6/30/25	415,986	—	415,986

USD	39,752	Receives	3-month USD-LIBOR (pays quarterly)	1.28% (pays semi-annually)	7/3/25	183,810	—	183,810

USD	39,948	Receives	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	7/3/25	198,389	—	198,389

USD	33,046	Receives	3-month USD-LIBOR (pays quarterly)	0.89% (pays semi-annually)	7/15/26	392,690	—	392,690

USD	33,954	Receives	3-month USD-LIBOR (pays quarterly)	0.92% (pays semi-annually)	7/15/26	350,083	—	350,083

USD	59,173	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(1,844,132)	—	(1,844,132)

USD	59,130	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	(1,304,224)	—	(1,304,224)

USD	26,160	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	1,539,494	—	1,539,494

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	7,469	Receives	3-month USD-LIBOR (pays quarterly)	1.03% (pays semi-annually)	6/19/50	$1,194,197	$—	$1,194,197

ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(196,028)	217	(195,811)

ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(1,224,374)	1,462	(1,222,912)

ZAR	419,363	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(796,312)	1,463	(794,849)

ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(827,888)	1,703	(826,185)

ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(901,674)	1,657	(900,017)

ZAR	444,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.03% (pays quarterly)	6/30/26	(793,241)	1,861	(791,380)

Total						$3,202,432	$31,263	$3,233,695

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MYR	54,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(313,560)

BNP Paribas	MYR	49,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(277,482)

BNP Paribas	MYR	49,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(277,482)

Goldman Sachs International	MYR	39,100	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(218,386)

Goldman Sachs International	MYR	11,900	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(70,014)

Standard Chartered Bank	MYR	87,600	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	(479,717)

Standard Chartered Bank	MYR	38,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(230,397)

							$(1,867,038)

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$83,990	1.00% (pays quarterly)(1)	12/20/26	2.45%	$(5,746,613)	$5,455,539	$(291,074)

Turkey	14,870	1.00% (pays quarterly)(1)	12/20/21	2.69	(18,792)	78,566	59,774

Total	$98,860				$(5,765,405)	$5,534,105	$(231,300)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$148,000	1.00% (pays quarterly)(1)	12/20/26	$(3,548,259)	$4,123,691	$575,432

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	2,492	(14,504)	(12,012)

Markit CDX Investment Grade Index (CDX.NA.IG.37.V1)	434,500	1.00% (pays quarterly)(1)	12/20/26	(10,800,315)	9,929,999	(870,316)

Mexico	9,690	1.00% (pays quarterly)(1)	12/20/26	5,411	60,451	65,862

Philippines	45,900	1.00% (pays quarterly)(1)	12/20/26	(1,023,272)	1,314,297	291,025

Qatar	10,315	1.00% (pays quarterly)(1)	12/20/27	(290,003)	(281,311)	(571,314)

Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(1,615,292)	(1,476,709)	(3,092,001)

Russia	311,990	1.00% (pays quarterly)(1)	12/20/26	(3,006,328)	2,434,026	(572,302)

Saudi Arabia	29,930	1.00% (pays quarterly)(1)	12/20/26	(768,890)	752,191	(16,699)

South Africa	93,040	1.00% (pays quarterly)(1)	12/20/26	4,853,576	(4,439,305)	414,271

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	3,171,854	(3,516,018)	(344,164)

South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	6,415,606	(7,357,592)	(941,986)

South Africa	110,560	1.00% (pays quarterly)(1)	6/20/31	16,369,303	(14,328,738)	2,040,565

Turkey	137,390	1.00% (pays quarterly)(1)	12/20/26	20,848,033	(17,614,432)	3,233,601

Total				$30,613,916	$(30,413,954)	$199,962

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Barclays Bank PLC	$18,120	1.00% (pays quarterly)(1)	12/20/26	1.03%	$(9,914)	$(22,246)	$(32,160)

Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	6/20/24	0.57	247,687	(156,479)	91,208

Vietnam	Goldman Sachs International	5,900	1.00% (pays quarterly)(1)	12/20/26	1.03	(3,064)	(9,428)	(12,492)

Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)	12/20/26	1.03	(1,915)	—	(1,915)

Total		$47,400				$232,794	$(188,153)	$44,641

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Dubai	Barclays Bank PLC	$6,348	1.00% (pays quarterly)(1)	12/20/24	$(83,526)	$(66,146)	$(149,672)

Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(125,947)	(99,826)	(225,773)

Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	867,179	(601,215)	265,964

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	809,598	(560,147)	249,451

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	(36,700)	(113,525)	(150,225)

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	(1,817)	(175,574)	(177,391)

Saudi Arabia	Barclays Bank PLC	40,301	1.00% (pays quarterly)(1)	6/20/31	(447,860)	(715,347)	(1,163,207)

Saudi Arabia	Goldman Sachs International	63,340	1.00% (pays quarterly)(1)	12/20/31	(621,735)	172,857	(448,878)

Total					$359,192	$(2,158,923)	$(1,799,731)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $146,260,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	7,842	Market value of 11,251,978 common shares of Al Yah Satellite Communications Company in USD minus Notional Amount (pays upon termination)	1-month USD-LIBOR + 0.75% on Notional Amount (pays monthly)	8/12/22	$546,415

Citibank, N.A.	USD	120,300	Excess Return on Bloomberg Commodity ex-Natural Gas Index 4 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.24% (pays upon termination)	11/4/21	(1,346,898)

Citibank, N.A.	USD	103,100	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.25% (pays upon termination)	11/4/21	(1,237,011)

Citibank, N.A.	USD	225,500	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.25% (pays upon termination)	11/4/21	(2,705,584)

Citibank, N.A.	USD	91,600	Excess Return on Bloomberg Commodity ex-Natural Gas Index 6 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.26% (pays upon termination)	11/4/21	(1,217,309)

Citibank, N.A.	KRW	51,250	Negative Return on KOSPI 200 Index Futures 12/2021 (pays upon termination)	Positive Return on KOSPI 200 Index Futures 12/2021 (pays upon termination)	12/9/21	967,406

						$(4,992,981)

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment in Kind

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Portfolio of Investments — continued

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

KES	–	Kenyan Shilling

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

THB	–	Thai Baht

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value (identified cost, $2,205,157,863)	$2,172,456,166

Affiliated investment, at value (identified cost, $244,492,544)	244,492,544

Cash	95,663,340

Deposits for derivatives collateral —

Centrally cleared derivatives	177,140,726

OTC derivatives	14,314,985

Foreign currency, at value (identified cost, $42,151,801)	42,961,742

Interest and dividends receivable	43,828,979

Dividends receivable from affiliated investment	13,854

Receivable for investments sold	1,015,113

Receivable for variation margin on open financial futures contracts	945,469

Receivable for variation margin on open centrally cleared derivatives	5,876,093

Receivable for open forward foreign currency exchange contracts	11,135,723

Receivable for open swap contracts	2,120,444

Receivable for closed non-deliverable bond forward contracts	927,838

Upfront payments on open non-centrally cleared swap contracts	2,519,933

Receivable for open non-deliverable bond forward contracts	143,313

Total assets	$2,815,556,262

Liabilities

Cash collateral due to brokers	$2,420,000

Payable for investments purchased	1,657,114

Payable for closed purchased swaptions	2,514,525

Payable for securities sold short, at value (proceeds, $136,343,475)	139,035,990

Payable for open forward foreign currency exchange contracts	16,676,754

Payable for open swap contracts	10,735,553

Upfront receipts on open non-centrally cleared swap contracts	172,857

Payable for open non-deliverable bond forward contracts	1,863,863

Payable for closed non-deliverable bond forward contracts	2,747,737

Payable to affiliates:

Investment adviser fee	2,220,442

Trustees’ fees	9,218

Other	32,431

Interest payable on securities sold short	1,263,456

Accrued foreign capital gains taxes	29,779

Accrued expenses	2,021,147

Total liabilities	$183,400,866

Net Assets applicable to investors’ interest in Portfolio	$2,632,155,396

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2021

Interest and other income (net of foreign taxes, $3,907,470)	$195,249,920

Dividends (net of foreign taxes, $92,197)	2,693,976

Dividends from affiliated investment	286,238

Total investment income	$198,230,134

Expenses

Investment adviser fee	$28,607,238

Trustees’ fees and expenses	108,500

Custodian fee	2,120,244

Legal and accounting services	267,626

Interest expense and fees	1,005,672

Interest and dividend expense on securities sold short	2,155,412

Miscellaneous	72,645

Total expenses	$34,337,337

Net investment income	$163,892,797

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $3,601)	$41,678,626

Investment transactions — affiliated investment	1,435

Written options	424,822

Securities sold short	(1,180,927)

Futures contracts	16,102,738

Swap contracts	(38,451,886)

Forward commodity contracts	(6,748,362)

Foreign currency transactions	(4,591,952)

Forward foreign currency exchange contracts	(31,357,756)

Non-deliverable bond forward contracts	(20,949,379)

Net realized loss	$(45,072,641)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $116,368)	$20,479,630

Securities sold short	(9,156,662)

Futures contracts	8,874,436

Swap contracts	18,436,485

Forward commodity contracts	4,537,148

Foreign currency	927,158

Forward foreign currency exchange contracts	19,194,073

Non-deliverable bond forward contracts	(1,720,550)

Net change in unrealized appreciation (depreciation)	$61,571,718

Net realized and unrealized gain	$16,499,077

Net increase in net assets from operations	$180,391,874

53	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$163,892,797	$178,334,462

Net realized gain (loss)	(45,072,641)	50,054,539

Net change in unrealized appreciation (depreciation)	61,571,718	(47,626,361)

Net increase in net assets from operations	$180,391,874	$180,762,640

Capital transactions —

Contributions	$424,628,148	$204,435,055

Withdrawals	(1,018,584,474)	(670,755,810)

Net decrease in net assets from capital transactions	$(593,956,326)	$(466,320,755)

Net decrease in net assets	$(413,564,452)	$(285,558,115)

Net Assets

At beginning of year	$3,045,719,848	$3,331,277,963

At end of year	$2,632,155,396	$3,045,719,848

54	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021	2020		2019		2018		2017

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.12%	1.11	%(2)	1.26	%(2)	1.11	%(2)	1.13%

Net investment income	5.37%	5.69%		5.86%		5.09%		4.54%

Portfolio Turnover	82%	80%		71%		75%		76%

Total Return	5.94%	6.57	%(2)	8.22	%(2)	(7.08	)%(2)	5.65%

Net assets, end of year (000’s omitted)	$2,632,155	$3,045,720		$3,331,278		$4,516,938		$4,067,979

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.11%, 0.09%, 0.24%, 0.07% and 0.06% of average daily net assets for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.04%, 0.05% and 0.03% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

55	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 82.4%, 16.8% and 0.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2021 were $95,740,453 or 3.6% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

56

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding

58

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

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Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio and Subsidiary entered into new investment advisory agreements (the “New Agreements”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreements (and the Portfolio’s and Subsidiary’s

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investment advisory agreements with BMR in effect prior to March 1, 2021), the Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	1.000%

$500 million but less than $1 billion	0.950%

$1 billion but less than $2.5 billion	0.925%

$2.5 billion but less than $5 billion	0.900%

$5 billion and over	0.880%

In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $28,607,238 or 0.94% of the Portfolio’s consolidated average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the year ended October 31, 2021, BMR reimbursed the Portfolio $7,560 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,846,022,353	$2,439,773,136

U.S. Government and Agency Securities	—	—

	$1,846,022,353	$2,439,773,136

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,533,737,680

Gross unrealized appreciation	$80,419,020

Gross unrealized depreciation	(231,619,417)

Net unrealized depreciation	$(151,200,397)

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5  Restricted Securities

At October 31, 2021, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$8,600,000	$7,849,035

Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	7,500,000	7,127,735

Total Restricted Securities			$16,100,000	$14,976,770

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2021 is included in the Consolidated Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, cross-currency swaps, inflation swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $28,246,935. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $44,470,634 at October 31, 2021.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or

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insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2021. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2021 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—		$—	$951,760	$951,760

Not applicable	—	51,666,275 *	1,279,353	*	40,496,299 *	64,555,988 *	157,997,915

Receivable for open forward foreign currency exchange contracts	—	—	—		11,135,723	—	11,135,723

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	1,924,464	1,513,821		—	—	3,438,285

Receivable for open non-deliverable bond forward contracts	—	—	—		—	143,313	143,313

Total Asset Derivatives	$—	$53,590,739	$2,793,174		$51,632,022	$65,651,061	$173,666,996

Derivatives not subject to master netting or similar agreements	$—	$51,666,275	$1,279,353		$40,496,299	$64,555,988	$157,997,915

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,924,464	$1,513,821		$11,135,723	$1,095,073	$15,669,081

Not applicable	$—	$(26,817,764)*	$(186,513	)*	$(12,927,819)*	$(53,554,580)*	$(93,486,676)

Payable for open forward foreign currency exchange contracts	—	—	—		(16,676,754)	—	(16,676,754)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(6,506,802)	(1,332,478)	—		—	(1,867,038)	(9,706,318)

Payable for open non-deliverable bond forward contracts	—	—	—		—	(1,863,863)	(1,863,863)

Total Liability Derivatives	$(6,506,802)	$(28,150,242)	$(186,513)		$(29,604,573)	$(57,285,481)	$(121,733,611)

Derivatives not subject to master netting or similar agreements	$—	$(26,817,764)	$(186,513)		$(12,927,819)	$(53,554,580)	$(93,486,676)

Total Liability Derivatives subject to master netting or similar agreements	$(6,506,802)	$(1,332,478)	$—		$(16,676,754)	$(3,730,901)	$(28,246,935)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$3,173,157	$(2,910,465)	$(262,692)	$—	$—	$—

Barclays Bank PLC	1,449,126	(714,520)	—	(700,000)	34,606	700,000

BNP Paribas	619,910	(619,910)	—	—	—	—

Citibank, N.A.	1,494,989	(1,494,989)	—	—	—	—

Deutsche Bank AG	46,947	—	—	—	46,947	—

Goldman Sachs International	2,719,766	(2,699,506)	—	—	20,260	—

HSBC Bank USA, N.A.	201,436	(201,436)	—	—	—	—

ICBC Standard Bank plc	882,618	(42,866)	—	—	839,752	—

JPMorgan Chase Bank, N.A.	1,173,767	—	—	(1,090,000)	83,767	1,090,000

Standard Chartered Bank	3,825,843	(3,825,843)	—	—	—	630,000

UBS AG	81,522	(81,522)	—	—	—	—

	$15,669,081	$(12,591,057)	$(262,692)	$(1,790,000)	$1,025,332	$2,420,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(2,910,465)	$2,910,465	$—	$—	$—	$—

Barclays Bank PLC	(714,520)	714,520	—	—	—	—

BNP Paribas	(4,545,395)	619,910	3,854,752	—	(70,733)	—

Citibank, N.A.	(8,698,700)	1,494,989	7,203,711	—	—	11,894,985

Goldman Sachs International	(2,699,506)	2,699,506	—	—	—	—

HSBC Bank USA, N.A.	(385,888)	201,436	70,000	—	(114,452)	—

ICBC Standard Bank plc	(42,866)	42,866	—	—	—	—

Nomura International PLC	(1,915)	—	1,915	—	—	—

Standard Chartered Bank	(8,109,102)	3,825,843	4,283,259	—	—	—

UBS AG	(138,578)	81,522	—	—	(57,056)	—

	$(28,246,935)	$12,591,057	$15,413,637	$—	$(242,241)	$11,894,985

Total — Deposits for derivatives collateral — OTC derivatives						$14,314,985

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2021 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(1,578,916)	$—	$(1,578,916)

Written options	—	—	—	424,822	—	424,822

Futures contracts	1,553,161	—	7,249,196	—	7,300,381	16,102,738

Swap contracts	9,187,194	(64,910,425)	18,492,340	4,992,652	(6,213,647)	(38,451,886)

Forward commodity contracts	(6,748,362)	—	—	—	—	(6,748,362)

Forward foreign currency exchange contracts	—	—	—	(31,357,756)	—	(31,357,756)

Non-deliverable bond forward contracts	—	—	—	—	(20,949,379)	(20,949,379)

Total	$3,991,993	$(64,910,425)	$25,741,536	$(27,519,198)	$(19,862,645)	$(82,558,739)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$—	$(7,885,801)	$(7,885,801)

Futures contracts	(1,058,887)	—	2,219,699	—	7,713,624	8,874,436

Swap contracts	(11,540,846)	(7,611,276)	1,748,069	320,740	35,519,798	18,436,485

Forward commodity contracts	4,537,148	—	—	—	—	4,537,148

Forward foreign currency exchange contracts	—	—	—	19,194,073	—	19,194,073

Non-deliverable bond forward contracts	—	—	—	—	(1,720,550)	(1,720,550)

Total	$(8,062,585)	$(7,611,276)	$3,967,768	$19,514,813	$33,627,071	$41,435,791

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts

$182,099,000	$396,887,000	$30,192,000	$7,351,453,000	$199,786,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$206,138,000	$1,492,338,000	$6,450,929,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately $94,769,000 and $21,402,000, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2021.

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8  Reverse Repurchase Agreements

There were no reverse repurchase agreements outstanding as of October 31, 2021. For the year ended October 31, 2021, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $39,092,000 and 1.72%, respectively.

9  Investments in Affiliated Funds

At October 31, 2021, the value of the Portfolio’s investment in affiliated funds was $244,492,544, which represents 9.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$316,280,512	$2,648,461,222	$(2,720,250,625)	$1,435	$—	$244,492,544	$286,238	244,492,544

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Collateralized Mortgage Obligations	$—	$5,482,748		$—	$5,482,748

U.S. Government Guaranteed Small Business Administration Loans	—	27,319,750		—	27,319,750

Convertible Bonds	—	9,168,699		—	9,168,699

Foreign Corporate Bonds	—	215,375,760		0	215,375,760

Loan Participation Notes	—	—		55,266,184	55,266,184

Senior Floating-Rate Loans	—	—		977,300	977,300

Sovereign Government Bonds	—	1,315,551,960		—	1,315,551,960

Sovereign Loans	—	182,760,428		—	182,760,428

Common Stocks	19,187,125	103,108,769	*	390,302	122,686,196

Reinsurance Side Cars	—	—		22,146,350	22,146,350

Warrants	88,500	—		—	88,500

Short-Term Investments —

Affiliated Fund	—	244,492,544		—	244,492,544

Repurchase Agreements	—	147,365,362		—	147,365,362

Sovereign Government Securities	—	12,319,411		—	12,319,411

U.S. Treasury Obligations	—	54,995,758		—	54,995,758

Purchased Interest Rate Swaptions	—	152,329		—	152,329

Purchased Call Options	—	799,431		—	799,431

Total Investments	$19,275,625	$2,318,892,949		$78,780,136	$2,416,948,710

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Asset Description	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Exchange Contracts	$—	$51,632,022	$—	$51,632,022

Non-deliverable Bond Forward Contracts	—	143,313	—	143,313

Futures Contracts	8,608,490	1,279,353	—	9,887,843

Swap Contracts	—	111,052,058	—	111,052,058

Total	$27,884,115	$2,482,999,695	$78,780,136	$2,589,663,946

Liability Description

Securities Sold Short	$—	$(139,035,990)	$—	$(139,035,990)

Forward Foreign Currency Exchange Contracts	—	(29,604,573)	—	(29,604,573)

Non-deliverable Bond Forward Contracts	—	(1,863,863)	—	(1,863,863)

Futures Contracts	—	(186,513)	—	(186,513)

Swap Contracts	—	(90,078,662)	—	(90,078,662)

Total	$—	$(260,769,601)	$—	$(260,769,601)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Common Stocks	Investments in Reinsurance Side Cars*	Investments in Warrants	Total

Balance as of October 31, 2020	$1,381,786	$35,326,462	$52,169,729	$—	$—	$0	$88,877,977

Realized gains (losses)	(719,533)	(1,045,031)	—	—	—	59,223	(1,705,341)

Change in net unrealized appreciation (depreciation)	1,225,357	4,918,137	(3,428,745)	—	(1,053,650)	—	1,661,099

Cost of purchases	977,300	6,583,766	6,891,424	390,302	23,200,000	—	38,042,792

Proceeds from sales, including return of capital	(1,887,610)	(45,608,825)	—	—	—	(59,223)	(47,555,658)

Accrued discount (premium)	—	(174,509)	(366,224)	—	—	—	(540,733)

Transfers to Level 3	—	—	—	—	—	—	—

Transfers from Level 3	—	—	—	—	—	—	—

Balance as of October 31, 2021	$977,300	$0	$55,266,184	$390,302	$22,146,350	$—	$78,780,136

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2021	$0	$0	$(3,428,745)	$0	$(1,053,650)	$—	$(4,482,395)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

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The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2021:

Type of Investment	Fair Value as of October 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Senior Floating-Rate Loans	$977,300	Market Approach	Discount Rate	10%	Decrease

Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Loan Participation Notes	55,266,184	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.93%	Decrease

Common Stocks	390,302	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

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Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Notes to Consolidated Financial Statements — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

69

Global Macro Absolute Return Advantage Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2021, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2021, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

71

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and Portfolio, and his former position with EVC, which was an affiliate of the Trust and Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

72

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

73

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

75

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

77

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836    10.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The follo)wing table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$121,690	$129,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$45,098	$41,598
All Other Fees(3)	$0	$0

Total	$166,788	$170,998

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$45,098	$41,598
Eaton Vance(1)	$51,800	$51,800

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 23, 2021